DEBT (Details Narrative) - USD ($)			1 Months Ended		2 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Sep. 03, 2021	Aug. 10, 2021	Sep. 30, 2021	Aug. 31, 2021	Feb. 25, 2020	Dec. 31, 2020	Oct. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 18, 2021	Mar. 31, 2021	Apr. 30, 2020	Feb. 29, 2020
Debt Instrument [Line Items]
Debt stated interest rate							5.00%
Amortization of warrant discount								$ 38,048	$ 42,005
Maturity date							Oct. 21, 2022
Advanced			$ 150,000	$ 150,000
Feb 2020 Note [Member]
Debt Instrument [Line Items]
Debt face amount					$ 625,000								$ 625,000
Debt stated interest rate					7.00%								7.00%
Warrants issued with debt, shares													62,500
Warrants issued with debt, value													$ 80,053
Amortization of warrant discount					$ 42,005	$ 38,048		$ 38,048	$ 42,005
Maturity date	Feb. 13, 2022
Ppp Loan [Member]
Debt Instrument [Line Items]
Debt face amount												$ 178,158
Debt stated interest rate												1.00%
Mar 2021 Note [Member]
Debt Instrument [Line Items]
Debt face amount											$ 160,073
Promissory Note [Member]
Debt Instrument [Line Items]
Debt stated interest rate		7.00%
Maturity date		Feb. 10, 2023
Advanced										$ 100,000
First Promissory Note [Member]
Debt Instrument [Line Items]
Debt stated interest rate				7.00%
Maturity date				Feb. 10, 2023
Advanced				$ 100,000
Second Promissory Note [Member]
Debt Instrument [Line Items]
Debt stated interest rate			7.00%
Maturity date			Mar. 30, 2023
Advanced			$ 50,000				$ 10,000